Consolidated Income Statement (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investment services fees:
Foreign exchange and other trading revenue	$ 674		$ 692		$ 848
Net securities gains	141		162		48
Total fee and other revenue	11,894	[1]	11,506	[2]	11,696	[3]
Net interest revenue
Interest revenue	3,352		3,507		3,588
Interest expense	343		534		604
Net interest revenue	3,009		2,973		2,984
Provision for credit losses	(35)		(80)		1
Net interest revenue after provision for credit losses	3,044		3,053		2,983
Noninterest expense
Staff	6,019		5,761		5,726
Professional, legal and other purchased services	1,252		1,222		1,217
Net occupancy	629		593		624
Software	596		524		485
Distribution and servicing	435		421		416
Furniture and equipment	337		331		330
Business development	317		275		261
Sub-custodian	280		269		298
Other	1,029		994		937
Amortization of intangible assets	342		384		428
Merger and integration, litigation and restructuring charges	70		559		390
Total noninterest expense	11,306		11,333		11,112
Income
Income before income taxes	3,712		3,302		3,617
Provision for income taxes	1,520		779		1,048
Net income	2,192		2,523		2,569
Net (income) attributable to noncontrolling interests (includes $(80), $(76) and $(50) related to consolidated investment management funds, respectively)	(81)		(78)		(53)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,111		2,445		2,516
Preferred stock dividends	(64)		(18)		0
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,047		2,427		2,516
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,047		2,427		2,516
Less: Earnings allocated to participating securities	37		35		27
Change in the excess of redeemable value over the fair value of noncontrolling interests	1		(5)		9
Net income applicable to the common shareholders of The Bank of New York Mellon Corporation after required adjustments for the calculation of basic and diluted earnings per common share	2,009		2,397		2,480
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)	1,150,689		1,176,485		1,220,804
Common stock equivalents (shares)	16,874		10,970		8,425
Less: Participating securities (shares)	(13,122)		(9,025)		(6,203)
Diluted (shares)	1,154,441		1,178,430		1,223,026
Anti-dilutive securities (shares)	75,847	[4]	91,347	[4]	86,270	[4]
Basic:
Basic (usd per share)	$ 1.75	[5]	$ 2.04	[5]	$ 2.03	[5]
Diluted:
Diluted (usd per share)	$ 1.74	[5]	$ 2.03	[5]	$ 2.03	[5]
Operations
Investment services fees:
Asset servicing	3,905		3,780		3,697
Clearing services	1,264		1,193		1,159
Issuer services	1,090		1,052		1,445
Treasury services	554		549		535
Total investment services fees	6,813		6,574		6,836
Investment management and performance fees	3,395		3,174		3,002
Foreign exchange and other trading revenue	674		692		848
Distribution and servicing	180		192		187
Financing-related fees	172		172		170
Investment and other income	416		427		455
Total fee revenue	11,650		11,231		11,498
Net securities gains (losses)—including other-than-temporary impairment	146		242		(86)
Noncredit-related gains (losses) on securities not expected to be sold (recognized in other comprehensive income)	5		80		(134)
Net securities gains	141		162		48
Total fee and other revenue	11,791		11,393		11,546
Investment Management funds
Investment services fees:
Total fee and other revenue	103		113		150
Investment income	548		593		670
Interest of investment management fund note holders	365		404		470
Income from consolidated investment management funds	183		189		200
Income
Net (income) attributable to noncontrolling interests (includes $(80), $(76) and $(50) related to consolidated investment management funds, respectively)	$ (80)		$ (76)		$ (50)

[1]	Total fee and other revenue includes income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes includes noncontrolling interests of $80 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[3]	(a)Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[4]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[5]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities, and the change in the excess of redeemable value over the fair value of noncontrolling interests.